Investments in Associates - Narrative (Details) - USD ($)	1 Months Ended		6 Months Ended
	May 31, 2023	Feb. 28, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of associates [line items]
Investment in associates – equity method			$ 0		$ 3,185,000
Gelesis
Disclosure of associates [line items]
Number of warrants (in shares)	235,441,495	23,688,047
Exercise price of warrants (in usd per share)		$ 0.2744
Investment in associates – equity method					4,910,000
Equity method loss				$ 3,787,000
Investments in associates accounted for using equity method			0		0
Gelesis | Top of range
Disclosure of associates [line items]
Exercise price of warrants (in usd per share)	$ 0.0182
Gelesis | Bottom of range
Disclosure of associates [line items]
Exercise price of warrants (in usd per share)	$ 0.0142
Sonde
Disclosure of associates [line items]
Equity method loss			3,357,000	1,537,000
Investments in associates accounted for using equity method			0		3,185,000
Reduced amount					$ 10,399,000
loss on change in fair value			(163,000)	$ 167,000
Sonde | Preferred A-2 And B Shares
Disclosure of associates [line items]
Equity method loss			$ 172,000